BORROWINGS - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
BORROWINGS [Abstact]
June 30, 2014	$ 14,255
June 30, 2015	60,976
June 30, 2016	21,885
June 30, 2017	42,335
June 30, 2018	507,676
June 30, 2019 and thereafter	771,887
Total borrowings	$ 1,419,014	$ 1,362,071